RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

14. RELATED PARTY TRANSACTIONS AND BALANCES

Key management includes the Company’s directors and officers including its President, Vice President (“VP”) Exploration, VP Business Development (previously its Corporate Secretary) and Chief Financial Officer (“CFO”). Directors and key management compensation is as follows:

			For the year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Management salaries and consulting fees	$544,352	$559,591	$12,206
Share-based compensation	472,236	136,148	—
Directors’ fees	72,863	44,380	—
	$1,089,451	$740,119	$12,206

For the year ended December 31, 2023, the Company’s officers incurred $57,102 (2022 - $50,359; 2021 – $11,266) of expenses in the normal course of business on behalf of the Company.

For the year ended December 31, 2023, the Company incurred $69,806 (2022 - $21,149; 2021 – $nil) with P2 Gold Inc., a related party of the Company, under a CFO shared-services agreement. These expenditures were expensed under management salaries and consulting fees in the consolidated statement of loss and comprehensive loss.

As at December 31, 2023, accounts payable and accrued liabilities include $29,855 (2022 – $7,568) owed to related parties of the Company for transactions incurred in the normal course of business.

14. RELATED PARTY TRANSACTIONS AND BALANCES (Continued)

The Company entered into a joint venture agreement with Pediment, a subsidiary of NGE, for the Kelly Creek Project (refer to Note 10a) and owns 89,240 common shares of NGE (refer to Note 9). As of December 31, 2023, the VP Business Development serves as interim Chief Executive Officer and director of NGE. In addition, a director of the Company serves as a director of NGE. The President of the Company served as the non-executive chairman and director of NGE until October 1, 2022.